Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring
The following table provides information by level for liabilities that are measured at fair value using significant unobservable inputs (Level 3) (in thousands):

Warrant Liability
Liability at January 1, 2021	$89
Reclassification to equity	(84)
Liability at September 30, 2021	$5